RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 039 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment value	$ 163,563,000	$ 120,649,724
Dividend income	4,181,456
RTX common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment value	22,628,626	$ 14,780,221
Investments purchased	3,455,249
Investments sold	4,068,849
Net appreciation in the fair value of investments	8,428,239
Dividend income	$ 331,667